Saving Accounts and Time Deposits (Details) - Schedule of saving accounts and time deposits $ in Thousands, $ in Millions	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Schedule of saving accounts and time deposits [Abstract]
Time deposits	$ 8,442,536		$ 10,537,614
Term savings accounts	342,550		239,850
Other term balances payable	114,455		79,154
Total	$ 8,899,541	$ 12,501,111	$ 10,856,618